Note 1 - Summary of Significant Accounting Policies - Summary of Inventory by Product Group (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Inventory, Net, Total	$ 36,016,093	$ 35,668,243
Prime Coil Inventory [Member]
Raw materials	23,079,012	17,190,435
Non-standard Coil Inventory [Member]
Raw materials	1,419,055	1,550,734
Tubular Inventory [Member]
Raw materials	2,607,197	4,888,542
Finished goods	$ 8,910,829	$ 12,038,532